Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Lease Assets:
Right-of-use assets	$ 8,742	$ 7,881
Operating Lease Liabilities
Operating lease obligation - current portion	1,166	1,769
Operating lease obligation - long-term portion	9,260	7,265
Total lease obligations	$ 10,426	$ 9,034
Weighted average remaining lease terms (in years)	5 years 2 months 12 days	5 years 2 months 12 days
Weighted average discount rate	15.00%	12.00%
Finance Lease Assets:
Right-of-use assets	$ 208
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Other Assets, Noncurrent	Other Assets, Noncurrent
Finance lease obligation - current portion	$ 36	$ 54
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accrued Expenses and Other Liabilities, Current	Accrued Expenses and Other Liabilities, Current
Finance lease obligation - long-term portion	$ 159
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Total lease obligations	$ 195	$ 54
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Noncurrent, Accrued Expenses and Other Liabilities, Current	Other Liabilities, Noncurrent, Accrued Expenses and Other Liabilities, Current
Weighted average remaining lease terms (in years)	5 years	3 months 18 days
Weighted average discount rate	4.00%	12.00%
Total operating lease cost	$ 2,562	$ 1,296
Cost of revenues
Finance Lease Assets:
Total operating lease cost	459	353
Selling, general and administrative
Finance Lease Assets:
Total operating lease cost	1,922	864
Research and development
Finance Lease Assets:
Total operating lease cost	$ 181	$ 79